Commitments and Contingencies	12 Months Ended
Aug. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(12) Commitments and Contingencies

The Company is involved in legal proceedings and is subject to investigations, inspections, audits, inquiries and similar actions by governmental authorities, arising in the normal course of the Company's business, including the matters described below.  Litigation, in general, and securities and class action litigation, in particular, can be expensive and disruptive.  Some of these suits may purport or may be determined to be class actions and/or involve parties seeking large and/or indeterminate amounts, including punitive or exemplary damages, and may remain unresolved for several years.  From time to time, the Company is also involved in legal proceedings as a plaintiff involving antitrust, tax, contract, intellectual property and other matters.  Gain contingencies, if any, are recognized when they are realized.  The results of legal proceedings are often uncertain and difficult to predict, and the costs incurred in litigation can be substantial, regardless of the outcome.  The Company believes that its defenses and assertions in pending legal proceedings have merit, and does not believe that any of these pending matters, after consideration of applicable reserves and rights to indemnification, will have a material adverse effect on the Company's consolidated financial position.  However, substantial unanticipated verdicts, fines and rulings do sometimes occur.  As a result, the Company could from time to time incur judgments, enter into settlements or revise expectations regarding the outcome of certain matters, and such developments could have a material adverse effect on its results of operations in the period in which the amounts are accrued and/or its cash flows in the period in which the amounts are paid.
On a quarterly basis, the Company assesses its liabilities and contingencies for outstanding legal proceedings and reserves are established on a case-by-case basis for those legal claims for which management concludes that it is probable that a loss will be incurred and that the amount of such loss can be reasonably estimated. Substantially all of these contingencies are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss can be complex.  With respect to litigation and other legal proceedings where the Company has determined that a loss is reasonably possible, the Company is unable to estimate the amount or range of reasonably possible loss in excess of amounts reserved due to the inherent difficulty of predicting the outcome of and uncertainties regarding such litigation and legal proceedings.  The Company's assessments are based on estimates and assumptions that have been deemed reasonable by management, but that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause the Company to change those estimates and assumptions.  Therefore, it is possible that an unfavorable resolution of one or more pending litigation or other contingencies could have a material adverse effect on the Company's consolidated financial statements in a future fiscal period.  Management's assessment of current litigation and other legal proceedings, including the corresponding accruals, could change because of the discovery of facts with respect to legal actions or other proceedings pending against the Company which are not presently known. Adverse rulings or determinations by judges, juries, governmental authorities or other parties could also result in changes to management's assessment of current liabilities and contingencies.  Accordingly, the ultimate costs of resolving these claims may be substantially higher or lower than the amounts reserved.
On April 4, 2012,  the United States Drug Enforcement Administration (DEA) served administrative inspection warrants on six Walgreen retail pharmacies in Florida and removed certain controlled substance prescription records and other related documents.  DEA also served an inspection warrant and an administrative subpoena for records on the Walgreens distribution center in Jupiter, Florida.  DEA issued a separate administrative subpoena for records from the Walgreens facility in Orlando, Florida, on August 8, 2012.  On September 14, 2012, DEA served an Order to Show Cause and Immediate Suspension Order (ISO) on the Jupiter distribution center and placed under seal the controlled substance inventory at that facility.  Walgreens timely requested a hearing to demonstrate why DEA should not permanently revoke the controlled substance registration from the Jupiter distribution center.  On October 10, 2012, Walgreens filed a petition in the U.S. Court of Appeals for the District of Columbia challenging DEA's authority to issue the ISO.
On June 11, 2013, the Company entered into a Settlement and Memorandum of Agreement with the United States Department of Justice and the DEA that settles and resolves all administrative and civil matters arising out of DEA's concerns relating to the Company's distribution and dispensing of controlled substances.  Under the terms of the agreement, the Company paid an $80 million settlement amount, surrendered its DEA registrations for the six pharmacies in Florida until May 26, 2014, and for its Jupiter distribution center until Sept. 13, 2014, and agreed to implement certain remedial actions.  In addition, the Company dismissed with prejudice its petition with the United States Court of Appeals for the District of Columbia Circuit.
On July 31, 2013 and August 13, 2013, putative shareholders filed derivative actions in federal court in the Northern District of Illinois against the Walgreens Board of Directors arising out of the Company's recent settlement with the United States Drug Enforcement Administration described above.  The actions assert claims for breach of fiduciary duty on the grounds that the directors allegedly should have prevented the events that led to the settlement.  The plaintiffs filed an amended consolidated complaint on October 4, 2013, pursuant to which they seek damages and other relief on behalf of the Company.  In accordance with the schedule set by the court, the defendants' motion to dismiss is due on December 3, 2013.
SEC regulations require disclosure of certain environmental matters when a governmental authority is a party to the proceedings and the proceedings involve potential monetary sanctions that management reasonably believes could exceed $100,000.  On July 2, 2012, a number of California District Attorneys served the Company with a civil complaint filed in the Alameda County Superior Court alleging certain violations of the state's hazardous waste regulations related to the proper disposal of various materials from the Company's retail stores and seeking injunctive relief, civil penalties and certain fees and expenses. The California District Attorneys filed an amended complaint on July 12, 2012, and a motion for preliminary injunction on August 6, 2012.  On December 13, 2012, the Alameda County Superior Court approved a settlement between the Company and the State of California.  The settlement requires the Company to pay penalties and costs and fund supplemental environmental projects in the total amount of approximately $17 million, which was paid during fiscal 2013 and includes certain injunctive relief.